Stockholders' Equity - Summary of Stock Option Activity Under All Option Plans (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
STOCKHOLDERS' EQUITY:
Number of shares, Outstanding, Beginning balance	1,344,000	1,119,000	1,132,000
Number of shares, Options Granted	19,734,000	252,000	41,000
Number of shares, Options Exercised		(5,000)	(43,000)
Number of shares, Options Forfeited/expired	(121,200)	(22,000)	(11,000)
Number of shares, Outstanding, Ending balance	1,242,834	1,344,000	1,119,000
Number of shares, Options Exercisable	1,049,233	1,013,000
Options available for grants	1,408,866	1,301,000
Weighted Avg. Exercise Price, Outstanding, Beginning balance	$ 3.08	$ 2.17	$ 2.06
Weighted Avg. Exercise Price, Options Granted	$ 5.61	$ 7.00	$ 4.35
Weighted Avg. Exercise Price, Options Exercised		$ 1.00	$ 1.57
Weighted Avg. Exercise Price, Options Forfeited/expired	$ 7.32	$ 1.47	$ 1.27
Weighted Avg. Exercise Price, Outstanding, Ending balance	$ 2.71	$ 3.08	$ 2.17
Weighted Avg. Exercise Price, Exercisable Ending Balance	$ 2.26	$ 2.17
Weighted Avg. Remaining Contractual Life, Options Outstanding	6 years 2 months 1 day	6 years 6 months 11 days
Weighted Avg. Remaining Contractual Life, Options Exercisable	6 years 6 months 7 days	6 years 5 months 12 days
Aggregate Intrinsic Value, Options Outstanding
Aggregate Intrinsic Value, Options Exercisable